SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant Accounting Policies [Abstract]
Disclosure of initial application of standards or interpretations [text block]
This change in accounting policy affected our opening equity as follows:

(MILLIONS)	Balance at December 31, 2017	IFRS 15 Adjustments	Balance at January 1, 2018
Assets
Accounts receivable and other	$11,973	$(368)	$11,605
Inventory	6,311	258	6,569
Equity accounted investments	31,994	(3)	31,991
Deferred income tax assets	1,464	42	1,506
Other assets	140,978	—	140,978
Total assets	$192,720	$(71)	$192,649

Liabilities
Accounts payable and other	$17,965	$208	$18,173
Deferred income tax liabilities	11,409	1	11,410
Other liabilities	83,474	—	83,474
Total liabilities	112,848	209	113,057

Equity
Preferred equity	4,192	—	4,192
Non-controlling interests	51,628	(83)	51,545
Common equity	24,052	(197)	23,855
Total equity	79,872	(280)	79,592
Total liabilities and equity	$192,720	$(71)	$192,649